UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lubar & Co., Incorporated

Address:   700 North Water Street, Suite 1200
           Milwaukee, WI 53202


Form 13F File Number: 028-14255


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Kuehl
Title:  Secretary
Phone:  414-291-9000

Signature,  Place,  and  Date  of  Signing:

/s/ David Kuehl                    Milwaukee, WI                      5/3/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $116,528,045.00
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                                     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP     VALUE     PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
Crosstex Energy, Inc.           COM            22765Y104 25,227,233 2,537,951 SH       DEFINED                0      X    0
Crosstex Energy, LP             COM            22765U102  6,227,372   368,048 SH       DEFINED                0      X    0
Approach Resources, Inc.        COM            03834A103 32,359,029   963,927 SH       DEFINED                0      X    0
Marshall & Ilsley Corp.         COM            571837103     79,900    10,000 SH       SOLE                   X      0    0
Marshall & Ilsley Corp.         COM            571837103  4,104,141   593,084 SH       DEFINED                0      X    0
Google Inc.                     COM            38259P508    704,112     1,200 SH       DEFINED                0      X    0
Rockwell Automation Inc.        COM            773903109    567,900     6,000 SH       DEFINED                0      X    0
Cogdell Spencer Inc.            COM            19238U107  5,940,000 1,000,000 SH       DEFINED                0      X    0
Cogdell Spencer Inc.            COM            19238U107    100,671    16,948 SH       SOLE                   X      0    0
Hallador Energy   Company       COM            40609P105 32,348,746 2,788,685 SH       DEFINED                0      X    0
Weatherford International Ltd.  REG            H27013103  2,260,000   100,000 SH       SOLE                   X      0    0
Star Gas Partners L.P.          UNIT           85512C105  1,140,000   200,000 SH       DEFINED                0      X    0
3M Company                      COM            88579Y101    271,150     2,900 SH       SOLE                   X      0    0
Abbott Laboratories             COM            002824100    116,052     2,366 SH       SOLE                   X      0    0
AstraZeneca PLC                 ADR            046353108    109,766     2,380 SH       SOLE                   X      0    0
Vodafone Group PLC              ADR            92857W209    276,403     9,614 SH       SOLE                   X      0    0
AT&T Inc.                       COM            00206R102    265,669     8,682 SH       SOLE                   X      0    0
Chevron Corporation             COM            166764100    315,092     2,933 SH       SOLE                   X      0    0
The Chubb Corporation           COM            171232101    271,665     4,403 SH       SOLE                   X      0    0
The Coca Cola Company           COM            191216100    277,103     4,147 SH       SOLE                   X      0    0
Colgate-Palmolive Company       COM            194162103    269,092     3,332 SH       SOLE                   X      0    0
Du Pont E I De Nemours & Co     COM            263534109    295,629     5,378 SH       SOLE                   X      0    0
Exelon Corporation              COM            30161N101    239,728     5,813 SH       SOLE                   X      0    0
Exxon Mobil Corporation         COM            30231G102    325,667     3,871 SH       SOLE                   X      0    0
General Dynamics Corporation    COM            369550108    297,282     3,883 SH       SOLE                   X      0    0
General Electric Company        COM            369604103    280,641    13,900 SH       SOLE                   X      0    0
Illinois Tool Works Inc.        COM            452308109    275,922     5,104 SH       SOLE                   X      0    0
Johnson & Johnson               COM            478160104    233,564     3,942 SH       SOLE                   X      0    0
Medtronic, Inc.                 COM            585055106    289,262     7,351 SH       SOLE                   X      0    0
PepsiCo, Inc.                   COM            713448108    234,710     3,644 SH       SOLE                   X      0    0
The Procter & Gamble Company    COM            742718109    237,776     3,860 SH       SOLE                   X      0    0
United Technologies Corporation COM            913017109    295,598     3,492 SH       SOLE                   X      0    0
Verizon Communications Inc.     COM            92343V104    291,170     7,555 SH       SOLE                   X      0    0


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